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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: Metro Center
         1 Station Place, 7th Floor South
         Stamford, CT 06902



Form 13F File Number: 28-14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris Shackelton

Title:   Manager

Phone:   (203) 883-0100


Signature, Place, and Date of Signing:

 /s/ Chris Shackelton            Stamford, CT             November 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $122,377
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------        --------  --------- -------- ------------------ ---------- -------- ---------------------
                TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER   CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------  --------  --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
 CAREER
   EDUCATION
   CORP           COM     141665109   7,255  1,929,597 SH          SOLE             1,929,597
 CASH STORE
   FINL SVCS
   INC            COM     14756F103  14,965  2,634,678 SH          SOLE             2,634,678
 CASUAL
   MALE
   RETAIL
   GRP INC      COM NEW   148711302  10,934  2,361,561 SH          SOLE             2,361,561
 LCA-VISION     COM PAR
   INC           $.001    501803308   2,791    690,729 SH          SOLE               690,729
 LHC GROUP
   INC            COM     50187A107  41,532  2,248,617 SH          SOLE             2,248,617
 MAC-GRAY
   CORP           COM     554153106   8,698    648,645 SH          SOLE               648,645
 PROVIDENCE
   SVC CORP       COM     743815102  27,286  2,100,556 SH          SOLE             2,100,556
 REALD INC        COM     75604L105   8,916    997,293 SH          SOLE               997,293

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